Contingent consideration liabilities - Summary of Fair Value Contingent Consideration (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value of contingent consideration [Line Items]
At 1 January 2015	£ 5,896	£ 3,855	£ 1,724
Additions through business combinations		194	594
Remeasurement through income statement	961	2,281	1,986
Cash payments: operating cash flows	(594)	(358)	(121)
Cash payments: investing activities	(91)	(73)	(338)
Other movements		(3)	10
At 31 December 2015	6,172	5,896	3,855
Shionogi ViiV healthcare joint venture [member]
Disclosure of fair value of contingent consideration [Line Items]
At 1 January 2015	5,304	3,409	1,684
Additions through business combinations		154
Remeasurement through income statement	909	2,162	1,874
Cash payments: operating cash flows	(587)	(351)	(121)
Cash payments: investing activities	(84)	(66)	(38)
Other movements		(4)	10
At 31 December 2015	5,542	5,304	3,409
Novartis [member]
Disclosure of fair value of contingent consideration [Line Items]
At 1 January 2015	545	405
Additions through business combinations			594
Remeasurement through income statement	53	152	111
Cash payments: operating cash flows	(7)	(5)
Cash payments: investing activities	(7)	(7)	(300)
At 31 December 2015	584	545	405
Other [member]
Disclosure of fair value of contingent consideration [Line Items]
At 1 January 2015	47	41	40
Additions through business combinations		40
Remeasurement through income statement	(1)	(33)	1
Cash payments: operating cash flows		(2)
Other movements		1
At 31 December 2015	£ 46	£ 47	£ 41